CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Schedule of reconciliation of gross between line items in the statement of financial position and categories of financial instruments

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2019		at		debt		equity		Amortized		carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	30,117,236	Ps.	30,117,236
Trading assets	8		9,113,668		—		—		—		9,113,668
Debt securities			4,673,113		—		—		—		4,673,113
Equity securities			3,523,121		—		—		—		3,523,121
Derivative assets			917,434		—		—		—		917,434
Investment securities	9		10,102		21,608,992		1,328,092		3,053,862		26,001,048
Measured at fair value			10,102		21,608,992		1,328,092		—		22,947,186
Measured at amortized cost			—		—		—		3,053,862		3,053,862
Loans	11		—		—		—		182,128,114		182,128,114
Other accounts receivable	12		2,706,030		—		—		9,282,734		11,988,764
Measured at fair value			2,706,030		—		—		—		2,706,030
Measured at amortized cost			—		—		—		9,282,734		9,282,734
Hedging derivative assets	10		166,598		—		—		—		166,598
Total financial assets		Ps.	11,996,398	Ps.	21,608,992	Ps.	1,328,092	Ps.	224,581,946	Ps.	259,515,428

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		carrying
Liabilities	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	962,438	Ps.	—	Ps.	—	Ps.	—	Ps.	962,438
Hedging derivative liabilities	10		94,298		—		—		—		94,298
Customer deposits	20		—		—		—		175,491,421		175,491,421
Financial obligations	21		—		—		—		54,844,576		54,844,576
Total financial liabilities		Ps.	1,056,736	Ps.	—	Ps.	—	Ps.	230,335,997	Ps.	231,392,733

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2018		at		debt		equity		Amortized		carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	28,401,283	Ps.	28,401,283
Trading assets	8		7,204,312		—		—		—		7,204,312
Debt securities			3,762,978		—		—		—		3,762,978
Equity securities			2,672,648		—		—		—		2,672,648
Derivative assets			768,686		—		—		—		768,686
Investment securities	9		31,256		18,935,757		1,090,601		2,972,616		23,030,230
Measured at fair value			31,256		18,935,757		1,090,601		—		20,057,614
Measured at amortized cost			—		—		—		2,972,616		2,972,616
Loans	11		—		—		—		176,881,841		176,881,841
Other accounts receivable	12		2,488,414		—		—		7,069,120		9,557,534
Measured at fair value			2,488,414		—		—		—		2,488,414
Measured at amortized cost			—		—		—		7,069,120		7,069,120
Hedging derivative assets	10		30,138		—		—		—		30,138
Total financial assets		Ps.	9,754,120	Ps.	18,935,757	Ps.	1,090,601	Ps.	215,324,860	Ps.	245,105,338

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		carrying
Liabilities	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	811,305	Ps.	—	Ps.	—	Ps.	—	Ps.	811,305
Hedging derivative liabilities	10		195,539		—		—		—		195,539
Customer deposits	20		—		—		—		164,359,451		164,359,451
Financial obligations	21		—		—		—		51,211,990		51,211,990
Total financial liabilities		Ps.	1,006,844	Ps.	—	Ps.	—	Ps.	215,571,441	Ps.	216,578,285